FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of financial assets
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2022:

	Measurement Basis			Total
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$2,870	$2,870
Accounts and other receivable, net (current and non-current)	—	—	7,278	7,278
Other assets (current and non-current) (1)	—	—	469	469
Financial assets (current and non-current) (2)	960	5,585	6,363	12,908
Total (3)	$960	$5,585	$16,980	$23,525
Financial liabilities
Accounts payable and other (current and non-current)(2) (4)	$818	$223	$11,752	$12,793
Borrowings (current and non-current)	—	—	46,693	46,693
Total	$818	$223	$58,445	$59,486
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(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs, assets held for sale and other assets of $2,057 million.
(2)FVOCI includes $418 million of derivative assets and $223 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4 (a) below.
(3)Total financial assets include $5,626 million of assets pledged as collateral.
(4)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, unearned premiums reserve, work in progress, post-employment benefits and other liabilities of $7,836 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2021:

	Measurement Basis			Total
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$2,588	$2,588
Accounts and other receivable, net (current and non-current)	—	—	5,638	5,638
Other assets (current and non-current) (1)	—	—	478	478
Financial assets (current and non-current) (2)	518	6,243	1,789	8,550
Total (3)	$518	$6,243	$10,493	$17,254
Financial liabilities
Accounts payable and other (current and non-current) (4)	$640	$220	$10,847	$11,707
Borrowings (current and non-current)	—	—	29,076	29,076
Total	$640	$220	$39,923	$40,783
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(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,369 million.
(2)FVOCI includes $176 million of derivative assets and $220 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $5,200 million of assets pledged as collateral.
(4)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, unearned premiums reserve, work in progress, post-employment benefits and other liabilities of $7,929 million.

(US$ MILLIONS)	2022	2021
Current
Marketable securities	$1,227	$1,262
Restricted cash	214	224
Derivative assets	133	179
Loans and notes receivable	257	211
Other financial assets (1)	148	138
Total current	$1,979	$2,014
Non-current
Marketable securities	$2,682	$3,601
Restricted cash	245	297
Derivative assets	507	123
Loans and notes receivable (2)	5,500	936
Other financial assets (1)	1,995	1,579
Total non-current	$10,929	$6,536
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(1)Other financial assets include secured debentures, asset-backed securities and convertible preferred shares.
(2)The increase in loans and notes receivable from December 31, 2021 is primarily attributable to the acquisition of the partnership’s Australian residential mortgage lender, which accounted for $4,866 million of the change.

(US$ MILLIONS)	2022	2021
Current, net	$6,401	$4,945
Non-current, net
Accounts receivable	126	60
Retainer on customer contract	70	61
Billing rights	681	572
Total non-current, net	$877	$693
Total	$7,278	$5,638
The following table summarizes the change in the loss allowance for bad debts on accounts and other receivables for the years ended December 31, 2022, and 2021:

(US$ MILLIONS)	2022	2021
Loss allowance - beginning	$157	$156
Add: increase in allowance	85	54
Deduct: bad debt write-offs	(79)	(47)
Foreign currency translation and other	(1)	(6)
Loss allowance - ending	$162	$157